SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment reporting as per business segments
Net sales	R$ 43,814,661	R$ 39,644,010	R$ 46,159,478
Cost of sales	(37,884,102)	(35,440,726)	(40,010,100)
GROSS PROFIT	5,930,559	4,203,284	6,149,378
Selling, general and administrative expenses	(1,530,385)	(1,430,456)	(1,652,880)
Other operating income (expenses)	1,117,699	449,200	(34,992)
Impairment of non-financial assets	(411,925)	0	0
Impairment of financial assets	(64,132)	(21,044)	(9,914)
Gains and losses on assets held for sale and sales of interest in subsidiaries	0	0	(414,507)
Equity in earnings of unconsolidated companies	152,569	(17,050)	10,141
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	5,194,385	3,183,934	4,047,226
Financial result, net	(1,698,707)	(1,509,214)	(1,889,795)
INCOME (LOSS) BEFORE TAXES	3,495,678	1,674,720	2,157,431
Income and social contribution taxes	(1,107,624)	(457,833)	168,951
Net income	2,388,054	1,216,887	2,326,382
Depreciation/amortization	2,499,104	2,074,295	1,891,814
Investments in associates and jointly-controlled entities	2,271,629	1,812,399	1,367,802	R$ 1,280,299
Total assets	63,123,009	54,002,970	51,281,029
Total liabilities	32,037,799	26,829,843	25,342,458
North America
Segment reporting as per business segments
Impairment of non-financial assets	(342,355)
Special Steel
Segment reporting as per business segments
Impairment of non-financial assets	(69,570)
Operating Segments | Brazil
Segment reporting as per business segments
Net sales	17,752,823	16,122,171	15,745,161
Cost of sales	(14,179,991)	(14,363,253)	(13,044,433)
GROSS PROFIT	3,572,832	1,758,918	2,700,728
Selling, general and administrative expenses	(562,019)	(539,344)	(569,595)
Other operating income (expenses)	31,500	295,818	(33,814)
Impairment of financial assets	(23,177)	(2,012)	5,564
Equity in earnings of unconsolidated companies	(1,287)	(828)	(1,700)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	3,017,849	1,512,552	2,101,183
Financial result, net	(442,972)	(520,821)	(442,966)
INCOME (LOSS) BEFORE TAXES	2,574,877	991,731	1,658,217
Income and social contribution taxes	(652,126)	(214,400)	(410,651)
Net income	1,922,751	777,331	1,247,566
Depreciation/amortization	1,135,294	1,008,713	951,826
Investments in associates and jointly-controlled entities	10,186	11,472	3,250
Total assets	21,099,735	17,195,824	17,473,039
Total liabilities	7,469,541	4,686,686	8,072,380
Operating Segments | North America
Segment reporting as per business segments
Net sales	17,458,318	14,656,028	19,927,390
Cost of sales	(16,212,757)	(13,351,209)	(18,164,834)
GROSS PROFIT	1,245,561	1,304,819	1,762,556
Selling, general and administrative expenses	(476,518)	(444,326)	(602,351)
Other operating income (expenses)	97,751	44,660	19,114
Impairment of non-financial assets	(342,355)
Impairment of financial assets	(36,286)	(14,612)	(5,230)
Equity in earnings of unconsolidated companies	23,512	(110,959)	(77,872)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	511,665	779,582	1,096,217
Financial result, net	(206,405)	(99,029)	(37,351)
INCOME (LOSS) BEFORE TAXES	305,260	680,553	1,058,866
Income and social contribution taxes	(178,447)	(188,458)	(224,897)
Net income	126,813	492,095	833,969
Depreciation/amortization	777,369	571,015	511,154
Investments in associates and jointly-controlled entities	908,338	681,807	301,271
Total assets	18,583,439	15,178,053	14,659,926
Total liabilities	5,261,820	4,506,771	4,935,210
Operating Segments | South America
Segment reporting as per business segments
Net sales	3,831,406	3,259,253	3,801,210
Cost of sales	(3,015,189)	(2,762,157)	(3,230,952)
GROSS PROFIT	816,217	497,096	570,258
Selling, general and administrative expenses	(116,479)	(119,627)	(132,245)
Other operating income (expenses)	16,684	17,416	(11,421)
Impairment of financial assets	(2,436)	(1,906)	(4,462)
Equity in earnings of unconsolidated companies	99,341	66,468	51,648
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	813,327	459,447	473,778
Financial result, net	(60,787)	(163,459)	(117,270)
INCOME (LOSS) BEFORE TAXES	752,540	295,988	356,508
Income and social contribution taxes	(195,440)	(100,341)	(86,667)
Net income	557,100	195,647	269,841
Depreciation/amortization	142,143	120,462	88,537
Investments in associates and jointly-controlled entities	976,046	748,392	701,233
Total assets	5,448,922	4,562,604	4,421,487
Total liabilities	1,360,098	996,876	1,053,007
Operating Segments | Special Steel
Segment reporting as per business segments
Net sales	6,096,471	6,701,900	8,158,626
Cost of sales	(5,794,666)	(6,167,502)	(7,064,608)
GROSS PROFIT	301,805	534,398	1,094,018
Selling, general and administrative expenses	(179,822)	(170,170)	(180,251)
Other operating income (expenses)	55,097	35,571	10,081
Impairment of non-financial assets	(69,570)
Impairment of financial assets	(2,233)	(2,513)	(5,786)
Equity in earnings of unconsolidated companies	8,899	6,776	15,629
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	114,176	404,062	933,691
Financial result, net	(215,433)	(109,116)	(112,109)
INCOME (LOSS) BEFORE TAXES	(101,257)	294,946	821,582
Income and social contribution taxes	13,229	(60,749)	(191,386)
Net income	(88,028)	234,197	630,196
Depreciation/amortization	444,298	374,105	340,297
Investments in associates and jointly-controlled entities	231,152	224,201	213,899
Total assets	11,233,676	8,597,180	8,825,830
Total liabilities	1,994,575	1,604,885	1,736,085
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(1,324,357)	(1,095,342)	(1,472,909)
Cost of sales	1,318,501	1,203,395	1,494,727
GROSS PROFIT	(5,856)	108,053	21,818
Selling, general and administrative expenses	(195,547)	(156,989)	(168,438)
Other operating income (expenses)	916,667	55,734	(18,952)
Gains and losses on assets held for sale and sales of interest in subsidiaries			(414,507)
Equity in earnings of unconsolidated companies	22,104	21,493	22,436
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	737,368	28,291	(557,643)
Financial result, net	(773,110)	(616,789)	(1,180,099)
INCOME (LOSS) BEFORE TAXES	(35,742)	(588,498)	(1,737,742)
Income and social contribution taxes	(94,840)	106,115	1,082,552
Net income	(130,582)	(482,383)	(655,190)
Investments in associates and jointly-controlled entities	145,907	146,527	148,149
Total assets	6,757,237	8,469,309	5,900,747
Total liabilities	15,951,765	15,034,625	9,545,776
Eliminations and Adjustments | Brazil
Segment reporting as per business segments
Net sales	(1,149,618)	(920,659)	(1,280,770)
Eliminations and Adjustments | North America
Segment reporting as per business segments
Net sales	(60,370)	(62,196)	(84,335)
Eliminations and Adjustments | South America
Segment reporting as per business segments
Net sales	(41)		(4,988)
Eliminations and Adjustments | Special Steel
Segment reporting as per business segments
Net sales	R$ (114,328)	R$ (112,487)	R$ (102,816)